Subsequent Events	12 Months Ended
Apr. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

11.   Subsequent events

The Company has evaluated subsequent events from the balance sheet date through the date that the financial statements were issued and determined that there are no additional events to disclose.